Equity - Summary of Reverse Recapitalization Share Activity (Details) - USD ($) $ in Thousands			12 Months Ended
	Dec. 19, 2025	Jun. 16, 2025	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Reconciliation of number of shares outstanding [abstract]
Beginning balance			$ 3,328,560	[1]	$ 1,250,991		$ 89,931
Related party capital contribution			(23,835)				(25,565)
Equity-settled share-based payment			(9,142)		(9,841)		(5,393)
Equity issuance			(199,671)
Ending balance			5,122,221		3,328,560	[1]	1,250,991
June 2025 Offering
Reconciliation of number of shares outstanding [abstract]
Equity issuance			(200,000)
Ordinary shares | December 2025 Offering | Class A Shares
Reconciliation of number of shares outstanding [abstract]
Equity issuance	$ 300,000
Share capital
Reconciliation of number of shares outstanding [abstract]
Beginning balance			(21,169)		(21,168)		(21,165)
Equity-settled share-based payment			(89)		(1)		(3)
Equity issuance			(1,905)
Ending balance			(27,817)		$ (21,169)		$ (21,168)
Share capital | June 2025 Offering
Reconciliation of number of shares outstanding [abstract]
Equity issuance			(1,905)
Share capital | December 2025 Offering
Reconciliation of number of shares outstanding [abstract]
Equity issuance			$ (4,654)
Share capital | Ordinary shares | Class A Shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding (in shares)			2,060,461,997		467,976,748
Conversion of Class B to Class A (in shares)					1,592,341,000
Equity settled share-based payment (in shares)			8,937,392		144,249
Number of shares outstanding (in shares)			2,745,232,339		2,060,461,997		467,976,748
Share capital | Ordinary shares | Class B Shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding (in shares)			49,892,575		1,642,233,575
Conversion of Class B to Class A (in shares)					(1,592,341,000)
Number of shares outstanding (in shares)			29,892,575		49,892,575		1,642,233,575
Share capital | Ordinary shares | June 2025 Offering | Class A Shares
Reconciliation of number of shares outstanding [abstract]
Equity issuance (in shares)			210,476,190
Share capital | Ordinary shares | June 2025 Offering | Class B Shares
Reconciliation of number of shares outstanding [abstract]
Equity issuance (in shares)			(20,000,000)
Share capital | Ordinary shares | December 2025 Offering | Class A Shares
Reconciliation of number of shares outstanding [abstract]
Equity issuance (in shares)			465,356,760
Other contributed capital
Reconciliation of number of shares outstanding [abstract]
Beginning balance			$ (3,625,027)		$ (3,615,187)		$ (3,584,232)
Related party capital contribution			(23,835)				(25,565)
Equity-settled share-based payment			(9,053)		(9,840)		(5,390)
Equity issuance		$ 200,000	(197,766)
Ending balance			(4,133,458)		$ (3,625,027)		$ (3,615,187)
Other contributed capital | June 2025 Offering
Reconciliation of number of shares outstanding [abstract]
Equity issuance			(197,766)
Other contributed capital | December 2025 Offering
Reconciliation of number of shares outstanding [abstract]
Equity issuance			$ (277,777)

[1]	Certain figures and descriptions were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).